Related Party Transactions (Details 4) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total capital contributions	$ (55,000,000)	$ (2,231,000,000)
Total dividends distribution	(19,745,000,000)	0
Total other transactions	319,000,000	7,731
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Dividends received	216,000,000	0
Condor [Member]
Statement [Line Items]
Dividends received	103,000,000	7,731,000,000
Exchange of shares	0	(1,865)
Quality [Member]
Statement [Line Items]
Capital contributions	(55,000,000)	(88,000,000)
Helmir [Member]
Statement [Line Items]
Dividends Distribution	(948,000,000)	0
Cresud [Member]
Statement [Line Items]
Dividends Distribution	(18,797,000,000)	0
Comparaencas [Member]
Statement [Line Items]
Capital contributions	$ 0	$ (278,000,000)